SCHEDULE OF PROPERTY AND EQUIPMENT DEPRECIATION RATES (Details)	Mar. 31, 2025	Sep. 30, 2024
Computer Hardware & IT [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	30.00%	30.00%